Leases - Maturities of Operating and Financing Lease Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Operating Lease
2024		$ 9,458
2025		9,652
2026		9,252
2027		8,036
2028		5,968
Thereafter		18,135
Total lease payments		60,501
Less: amount representing interest		(14,006)
Present value of lease liabilities		46,495
Less: current portion of lease liabilities	[1]	(6,692)	$ (9,177)
Long-term lease liabilities, net of current portion	[2]	39,803	37,224
Finance Leases
2024		1,509
2025		1,487
2026		1,249
2027		1,185
2028		948
Thereafter		263
Total lease payments		6,641
Less: amount representing interest		(904)
Present value of lease liabilities		5,737
Less: current portion of lease liabilities		(1,189)	(425)
Long-term lease liabilities, net of current portion		$ 4,548	$ 1,619

[1]	Includes related party current portion of operating lease liabilities of $1,888 and $1,836 at December 31, 2023 and 2022, respectively
[2]	Includes related party long-term operating lease liabilities of $9,472 and $11,631 at December 31, 2023 and 2022, respectively